Shareholders' Equity (Details Textual) - USD ($)			6 Months Ended		12 Months Ended
	Jul. 10, 2018	Apr. 04, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Sep. 18, 2018	Aug. 09, 2018	Jul. 06, 2016
Shareholders' Equity (Textual)
Ordinary shares issued			25,287,851		25,288,003
Ordinary shares, par value
Warrant exercise price			$ 0.50
Fair value changes in warrant liabilities			$ 33,023
Percentage of ordinary shares			6.00%
Issuance costs	$ 310,000
Four Employees [Member]
Shareholders' Equity (Textual)
Granted unvested restricted shares							370,525
Convertible Redeemable Class A Preferred Shares [Member]
Shareholders' Equity (Textual)
Preferred shares issued			715,000		715,000				715,000
Preferred shares, outstanding			715,000		715,000
Series A Warrants [Member]
Shareholders' Equity (Textual)
Sale of stock, Description	The Company issued Series A warrants to investors to purchase a total of 576,924 ordinary shares with a warrant term of four (4) years. The Series A Warrants have an exercise price of US$2.60.
Warrant exercise price						$ 1.18
Convertible common stock price per share	$ 2.60
Series B Warrants [Member]
Shareholders' Equity (Textual)
Ordinary shares issued								390,579
Sale of stock, Description	The investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the "Series B Warrants") for nominal consideration. If on the 30th day after the closing date of the transaction (the "Adjustment Date"), the closing bid price of the Company's ordinary shares is less than US$2.60, the investors shall have the right to exercise the Series B Warrants.
Issuance costs								$ 391
Placement Agent Warrants [Member]
Shareholders' Equity (Textual)
Estimated fair value assumptions			43,246		40,800
Black-Scholes valuation model [Member] | Series A Warrants [Member]
Shareholders' Equity (Textual)
Estimated fair value assumptions			540,578		510,000
Restricted Stock [Member]
Shareholders' Equity (Textual)
Estimated fair value assumptions			370,525		370,525
Number of restricted shares, Forfeited			1,150		1,150
Granted unvested restricted shares					1,308
Forfeiture of restricted shares		1,150